Restriction On Dividends Distribution	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Restriction On Dividends Distribution
50.	RESTRICTION ON DIVIDENDS DISTRIBUTION

a)
According to BCRA regulations, 20% of Banco Macro SA income (calculated in accordance with BCRA standards), without including other comprehensive income, for the year plus/less prior-year adjustments and less accumulated losses as for the prior year-end,
if any, should be allocated to the legal retained earnings.

In accordance with the BCRA accounting framework, the IAS 29 is applied since fiscal year 2020. Considering that, for regulatory purposes, there is no statutory computable earnings to allocate legal retain earnings. Therefore, the upcoming Shareholders’ Meeting shall not increase the legal earnings.

b)
Through BCRA rules related to Earnings distribution of financial entities, the BCRA establishes the general procedure to distribute earnings. According to that procedure, earnings may only be distributed if certain circumstances are met, such as no records of financial assistance from the BCRA due to illiquidity or shortages in payments of minimum capital or minimum cash requirement deficiencies and not being subject to the provisions of sections 34 and 35 bis of the Financial Entities Law (sections dealing with tax payment and restructuring agreements and reorganization of the Bank), among other conditions listed in the abovementioned communiqué that must be met. In addition, as established by BCRA Communiqué “A” 6768, the earnings distribution approved by the Shareholders’ Meeting of the Bank could only be formalized once the Superintendence of Financial and Foreign Exchange Institutions assesses the potential effects of the application of IFRS according to Communiqué “A” 6430 (section 5.5 IFRS 9 “Impairment”), the reduction of the lower loss allowances and a higher computable equity (RPC, for its acronym in Spanish) as a consequence of the application of Communiqué “A” 6946 section 2, as amended, for payroll financing to microenterprises and the restatement of financial statements according to Communiqué “A” 6651 in accordance with accounting standards established by Communiqué “A” 6847 and the guidelines to apply the restatement procedures established by Communiqué “A” 6849.

In addition, profits may only be distributed to the extent that the financial institution has positive results, after deducting, on a non-accounting
basis, from retained earnings and the optional reserves for the future distribution of profits, (i) the amounts of the legal and other earnings reserves which are mandatory, (ii) all debit amounts of each one of the accounting items recognized in “Other Comprehensive Income”, (iii) income from of the revaluation of property, plant and equipment, intangible assets and investment property, (iv) the positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost, (v) the adjustments identified by the Superintendence of Financial and Exchange Entities of the BCRA or by the independent external auditor and that have not been recognized in the accounting records and (vi) certain franchises granted by the BCRA. Additionally, no profit distributions shall be made out of the profit originated as a result of the first-time application of the IFRS, which was created a special reserve, and its balance as of December 31, 2020 was 7,279,036 (nominal value: 3,475,669).
The maximum amount to be distributed shall not be over the minimum capital excess recalculating, exclusively for these purposes, the position in order to consider the above-mentioned adjustments, among other issues.
The Bank must verify that, after completion of the earning distribution, a capital maintenance margin equal to 3.5% of risk-weighted assets is kept, apart from the minimum capital required by law, to be integrated by Tier 1(Con1) ordinary capital, net of deductible items (CDCOn1).
As of December 31, 2020, the related adjustments (not restated) to be made on unappropriated retained earnings are as follows:

i.	Debit amounts of the accounting items recognized in “Other comprehensive income” amounted to 5,691,362.

ii.	The positive net difference between the amortized cost and the fair value amounted to 35.

iii.	Profit originated for the first-time application of IFRS, included as a special reserve 7,279,036.
In addition, through Communiqué “A” 7181, the BCRA established the suspension of earning distribution of financial entities up to June 30, 2021.

c)
Pursuant to CNV General Resolution No. 622, the Shareholders’ Meeting in charge of analyzing the annual financial statements will be required to decide on the application of the Bank’s retained earnings, such as the actual distribution of dividends, the capitalization thereof through the delivery of bonus shares, the creation of earnings reserves additional to the Legal earnings retained or a combination of any of these applications.

In compliance with the abovementioned the General regular Shareholders’ Meeting held on April 30, 2020, approved cash dividends distribution (the Dividend) for 12,788,268 (not restated), that represents 20 pesos per action at the General regular Shareholders date, and delegated into the Board of Directors to establish the effective date that the cash dividends will be available to the shareholders, according to their holdings. The abovementioned cash dividends distribution is pending resolution for the BCRA, considering, in addition, what was established by Communiqué “A” 7181 abovementioned.
On October 21, 2020, the Extraordinary Shareholders Meeting was celebrated and it resolved to approve a supplementary cash dividend (the Supplementary Dividend) in order to increase the dividend amount decided by General regular Shareholders’ Meeting held on April 30, 2020. The Supplementary Dividend will be calculated by multiplying the dividend by the coefficient obtained after dividing the most recent CPI published by INDEC and informed by such entity to the date on which BCRA issues its authorization for the payment of the Dividend and the Supplementary Dividend, by the CPI for the month of April 2020. The difference arising between the amounts obtained after the above described calculation and the Dividend shall determine the amount of the Supplementary Dividend. The aggregate amount to be distributed as Supplementary Dividend may not exceed the amount of 3,791,722, which will be derecognized from voluntary reserve for future distributions of earnings.
Additionally, as mentioned in note 41, the Board of Directors’ meeting held on March 17, 2021, resolved to submit for discussion by the Shareholders’ Meeting the motion to distribute cash dividends.